UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/11

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	224 Ponte Vedra Park Drive
		Suite 200
		Ponte Vedra Beach, FL  32082
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Ponte Vedra Beach, FL    28 October 2011
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		137

Form 13F Information Table Value Total:	              $318,458   (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105      359 36784.000SH       Sole                36784.000
AT&T Corp.                     COM              00206r102     2266 79463.000SH       Sole                79463.000
Abbott Laboratories            COM              002824100     1244 24335.000SH       Sole                24335.000
Access Plans Inc.              COM              00434j104       55 21000.000SH       Sole                21000.000
Allergan, Inc.                 COM              018490102      231 2800.000 SH       Sole                 2800.000
Allstate Corp.                 COM              020002101      202 8506.000 SH       Sole                 8506.000
Altria Group, Inc.             COM              718154107     1668 62199.000SH       Sole                62199.000
AmeriGas Partners LP           COM              030975106     1172 26650.000SH       Sole                26650.000
American Electric Power        COM              025537101      377 9910.000 SH       Sole                 9910.000
American Express               COM              025816109      676 15057.099SH       Sole                15057.099
American Natl Ins Co.          COM              028591105     5184 74853.000SH       Sole                74853.000
Apache Corp                    COM              037411105      675 8414.000 SH       Sole                 8414.000
Apollo Investment Corp         COM              03761U106      126 16800.000SH       Sole                16800.000
Apple Computer                 COM              037833100     1298 3404.000 SH       Sole                 3404.000
BB&T Corporation               COM              054937107     1759 82468.000SH       Sole                82468.000
Bank of America                COM              060505104      499 81502.616SH       Sole                81502.616
Barrick Gold Corp              COM              067901108    11077 237455.000SH      Sole               237455.000
Baxter Intl. Inc.              COM              071813109      262 4670.000 SH       Sole                 4670.000
Baytex Energy Trust            COM              071813109      208 5000.000 SH       Sole                 5000.000
Becton Dickinson & Company     COM              075887109      354 4828.000 SH       Sole                 4828.000
Berkshire Hathaway Class B     COM              084670702    11774 165733.000SH      Sole               165733.000
BlackRock Ecosolutions Investm COM              092546100      301 37500.000SH       Sole                37500.000
Blue Gem Enterprise            COM              09548T106        1 243851.000SH      Sole               243851.000
Boeing                         COM              097023105      640 10575.000SH       Sole                10575.000
Bristol Myers Squibb           COM              110122108     6996 222933.000SH      Sole               222933.000
CIGNA Corporation              COM              125509109      210 5000.000 SH       Sole                 5000.000
Canadian National Railway Co   COM              136375102      456 6850.000 SH       Sole                 6850.000
Caterpillar Inc Del Com        COM              149123101     8917 120763.000SH      Sole               120763.000
Central Fund of Canada Limited COM                             732 35400.000SH       Sole                35400.000
Chevron Texaco                 COM              166764100     2231 24098.000SH       Sole                24098.000
Church & Dwight Co Inc         COM              171340102      243 5500.000 SH       Sole                 5500.000
Claymore/BNY BRIC              COM              18383M100      267 7775.000 SH       Sole                 7775.000
Coca Cola                      COM              191216100     5153 76273.617SH       Sole                76273.617
Colgate Palmolive              COM              194162103      939 10585.000SH       Sole                10585.000
Colonial Bancgroup  Inc.       COM              195493309        0 29586.000SH       Sole                29586.000
ConocoPhillips                 COM              20825C104    10813 170766.000SH      Sole               170766.000
Constellation Brands           COM              21036P108      450 25000.000SH       Sole                25000.000
Csx Corporation                COM              126408103      340 18204.000SH       Sole                18204.000
Deere & Company                COM              244199105     1194 18491.000SH       Sole                18491.000
Diageo PLC New ADR             COM              25243Q205      404 5318.000 SH       Sole                 5318.000
Duke Energy Corp.              COM              26441c105     7352 367772.000SH      Sole               367772.000
E I Dupont De Nemour           COM              263534109     1393 34842.449SH       Sole                34842.449
EMC Corporation                COM              268648102     1932 92034.000SH       Sole                92034.000
Emerson Electric               COM              291011104    10086 244153.000SH      Sole               244153.000
Express Scripts, Inc           COM              302182100     5434 146585.000SH      Sole               146585.000
Exxon Mobil Corp               COM              30231g102     8422 115951.179SH      Sole               115951.179
Fidus Investment Corp          COM              fdus           126 10000.000SH       Sole                10000.000
Flowers Foods, Inc.            COM              343496105      658 33805.000SH       Sole                33805.000
Freeport-McMoRan Copper & Gold COM              35671D857     2562 84126.000SH       Sole                84126.000
Genco Shipping                 COM              Y2685T107      314 40225.000SH       Sole                40225.000
General Dynamics               COM              369550108     4532 79670.000SH       Sole                79670.000
General Electric               COM              369604103     7646 502354.000SH      Sole               502354.000
General Mills                  COM              370334104     1344 34926.081SH       Sole                34926.081
General Signal Corp.           COM              367220100        2 10000.000SH       Sole                10000.000
Genuine Parts                  COM              372460105      284 5600.000 SH       Sole                 5600.000
H J Heinz                      COM              423074103     5762 114145.241SH      Sole               114145.241
HEICO Corp.                    COM              422806109     1778 36111.000SH       Sole                36111.000
Hawaiian Electric Ind.         COM              419870100     2206 90859.000SH       Sole                90859.000
Hewlett Packard                COM              428236103     1507 67125.377SH       Sole                67125.377
Home Depot                     COM              437076102     1196 36388.000SH       Sole                36388.000
Honeywell Inc.                 COM              438516106     1345 30620.000SH       Sole                30620.000
Hospital Corp Of America       COM              422915108      206 10216.000SH       Sole                10216.000
Illinois Tool Works, Inc.      COM              452308109      778 18700.000SH       Sole                18700.000
InVivo Therapeutics Holdings C COM              46186M100        7 10000.000SH       Sole                10000.000
Intel Corporation              COM              458140100     3327 155948.360SH      Sole               155948.360
International Business Machine COM              459200101     7835 44806.026SH       Sole                44806.026
Ireland, Inc.                  COM              46267t206       15 25500.000SH       Sole                25500.000
J.P Morgan Chase & Co.         COM              46625H100      841 27925.000SH       Sole                27925.000
Johnson & Johnson              COM              478160104    15763 247495.000SH      Sole               247495.000
Johnson Controls               COM              478366107     3283 124495.000SH      Sole               124495.000
Kinder Morgan Energy Partners  COM              494550106     2292 33525.000SH       Sole                33525.000
Kraft Foods, Inc.              COM              50075n104     2430 72364.000SH       Sole                72364.000
Lowe's Companies, Inc.         COM              548661107      235 12132.000SH       Sole                12132.000
McDonald's Corp.               COM              580135101    11008 125349.892SH      Sole               125349.892
Medgenics, Inc.                COM              58436Q203       45 10000.000SH       Sole                10000.000
Medtronic Inc.                 COM              585055106      338 10165.000SH       Sole                10165.000
Merck & Co. Inc.               COM              589331107      767 23454.000SH       Sole                23454.000
Microsoft Corporation          COM              594918104     3505 140814.755SH      Sole               140814.755
Minnesota Mining Mfg           COM              88579y101     5429 75618.000SH       Sole                75618.000
Monsanto Company               COM              61166W101      961 16012.000SH       Sole                16012.000
National Retail Properties, In COM              202218103      281 10450.000SH       Sole                10450.000
Nike Inc Cl B                  COM              654106103     1563 18277.000SH       Sole                18277.000
Nordstrom, Inc.                COM              655664100     1434 31400.000SH       Sole                31400.000
Norfolk Southern Corp.         COM              655844108      226 3700.000 SH       Sole                 3700.000
Nucor Corp Com                 COM              670346105      424 13400.000SH       Sole                13400.000
Occidental Petroleum           COM              674599105     1181 16522.000SH       Sole                16522.000
Oracle Corporation             COM              68389X105     2554 88861.000SH       Sole                88861.000
PROLOR Biotech, Inc.           COM              74344F106      187 45950.000SH       Sole                45950.000
Patriot Transportation Holding COM              70337B102     5143 254468.000SH      Sole               254468.000
Penn West Energy Trust         COM              707885109      230 15600.000SH       Sole                15600.000
Pepsico Inc.                   COM              713448108    10387 167810.255SH      Sole               167810.255
Pfizer                         COM              717081103     2829 160039.000SH      Sole               160039.000
Philip Morris International    COM              718172109     3418 54796.000SH       Sole                54796.000
Piedmont Natural Gas Co.       COM              720186105     2180 75450.000SH       Sole                75450.000
Pioneer Natural Resources      COM              723787107      305 4642.000 SH       Sole                 4642.000
Plum Creek Timber Co. Inc      COM              729251108      227 6542.000 SH       Sole                 6542.000
Potash Corp. of Saskatchewan,  COM              73755L107      639 14774.000SH       Sole                14774.000
Procter & Gamble               COM              742718109    11268 178342.000SH      Sole               178342.000
Regency Centers Corporation    COM              758939102      372 10520.000SH       Sole                10520.000
Regions Financial Corp.        COM              7591ep100       60 18026.000SH       Sole                18026.000
Royal Dutch Petroleum          COM              780257804     1373 22323.000SH       Sole                22323.000
S&P 400 MidCap SPDRs           COM              78467Y107     5180 36449.000SH       Sole                36449.000
Schlumberger Limited           COM              806857108     1808 30270.000SH       Sole                30270.000
Southern Company               COM              842587107    11573 273130.000SH      Sole               273130.000
Spectra Energy Corp.           COM              847560109     4160 169584.000SH      Sole               169584.000
St Jude Medical Inc            COM              790849103      572 15800.000SH       Sole                15800.000
Stryker Corp Com               COM              863667101      434 9204.000 SH       Sole                 9204.000
Sysco Corporation              COM              871829107      490 18905.000SH       Sole                18905.000
Target Inc.                    COM              87612E106      489 9975.000 SH       Sole                 9975.000
Teva Pharmaceutical Industries COM              881624209      288 7748.000 SH       Sole                 7748.000
Thermoenergy Corp.             COM              883906406        9 49000.000SH       Sole                49000.000
Tidewater Inc.                 COM              886423102      475 11300.000SH       Sole                11300.000
United Technologies Corp.      COM              913017109     2189 31106.000SH       Sole                31106.000
Vanguard Index Small-Cap Growt COM              922908595      361 5400.000 SH       Sole                 5400.000
Vanguard Index Small-Cap Value COM              922908611      720 12950.000SH       Sole                12950.000
Vanguard Mid-Cap VIPERs        COM              922908629      566 8700.000 SH       Sole                 8700.000
Verizon Communications         COM              92343V104     2598 70595.982SH       Sole                70595.982
Vodafone Corp.                 COM              92857w209     1693 65987.000SH       Sole                65987.000
Vulcan Materials Company       COM              929160109     3213 116570.000SH      Sole               116570.000
Wal-Mart Stores                COM              931142103     1096 21123.000SH       Sole                21123.000
Walgreen Co                    COM              931422109      345 10485.000SH       Sole                10485.000
Walt Disney                    COM              254687106     1290 42787.000SH       Sole                42787.000
Wealth Minerals LTD F          COM              946885100       21 102000.000SH      Sole               102000.000
WellPoint Inc.                 COM              94973V107      979 15000.000SH       Sole                15000.000
Wells Fargo & Co.              COM              949746101     4461 184950.245SH      Sole               184950.245
Weyerhaeuser Co.               COM              962166104     2885 185529.000SH      Sole               185529.000
Yum! Brands, Inc.              COM              895953107      429 8682.194 SH       Sole                 8682.194
iShares MSCI Emerg Mkts Index  COM              464287234      579 16485.000SH       Sole                16485.000
Alabama Power 5.20% Div Qualif PFD              010392595      400    15700 SH       Sole                    15700
Goldman Sachs Group 6.20% Div. PFD              38144x500     1537    63800 SH       Sole                    63800
Goldman Sachs Group Floating R PFD              38143Y665     3498   188800 SH       Sole                   188800
JP Morgan Pfd. 7.00%  2/15/32  PFD              46623d200      354    14000 SH       Sole                    14000
JPM Chase Capital XXVI  8.00%  PFD              48124g104      245     9600 SH       Sole                     9600
JPM Chase Series S 6.625%      PFD              48123a207     1000    40050 SH       Sole                    40050
Metlife Inc. Floating Rate     PFD              59156R504     7951   336908 SH       Sole                   336908
Wells Fargo Cap XII  7.875%    PFD              94985V202     1317    51150 SH       Sole                    51150
AGIC Convertible & Income Fund                  65370F101      273    32900 SH       Sole                    32900
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